Financial Instruments - Summary of Consideration Payable in Relation to Acquisition (Detail) - Consideration payable in relation to acquisition of Belarusian telecom [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 358,304	₺ 323,691
Gains recognized in profit or loss	1,250	34,613
Closing balance	₺ 359,554	₺ 358,304